Label	Element	Value
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF -December [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.40%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - February [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - October [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - August [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - January [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - July [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - November [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - September [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - March [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%
Innovator Laddered Allocation Buffer ETF™ | Innovator U.S. Equity Buffer ETF - June [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.30%